Convertible Promissory Notes (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Minimum
Weighted average expected life in years	1 year 1 month 17 days	1 year 3 months
Weighted average risk free interest rate	1.98%	1.63%
Weighted average volatility	94.43%	86.62%
Maximum
Weighted average expected life in years	1 year 2 months 8 days	1 year 4 months 20 days
Weighted average risk free interest rate	2.15%	1.89%
Weighted average volatility	98.63%	103.21%